As filed with the Securities and Exchange Commission on March 12, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:   6/30/08

Date of reporting period:  12/31/07

Item 1. Report to Shareholders.

High Pointe Select Value Fund
High Pointe Small Cap Equity Fund

SEMI-ANNUAL REPORT

December 31, 2007

Expense Example – December 31, 2007 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (7/1/07– 12/31/07).

Actual Expenses
The first set of lines of the table below provide information about actual account values and actual expenses, with actual net expenses being limited to 1.00% for the Select Value Fund and 1.15% for the Small Cap Equity Fund per the advisory agreement.  Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second set of lines of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	7/1/07	12/31/07	7/1/07 – 12/31/07*

Actual
Select Value Fund	$1,000.00	$ 808.40	$4.55
Small Cap Equity Fund	$1,000.00	$ 774.80	$5.13

Hypothetical (5% return before expenses)
Select Value Fund	$1,000.00	$1,020.11	$5.08
Small Cap Equity Fund	$1,000.00	$1,019.36	$5.84

EXPENSE EXAMPLE
* Expenses are equal to an annualized expense ratio of 1.00% for the Select Value Fund and 1.15% for the Small Cap Equity Fund, multiplied by the average account value over the period, multiplied by 184(days in the most recent fiscal half-year)/366days (to reflect the one-half year period).

High Pointe Select Value Fund
Allocation of Portfolio Assets - December 31, 2007 (Unaudited)

High Pointe Small Cap Equity Fund
Allocation of Portfolio Assets - December 31, 2007 (Unaudited)

High Pointe Select Value Fund
Schedule of Investments
December 31, 2007 (Unaudited)

Shares	COMMON STOCKS - 105.60%	Value
	Air Freight & Logistics - 4.84%
2,200	FedEx Corp.	$196,174
	Beverages - 3.76%
2,950	Molson Coors Brewing Co., Class B	152,279
	Biotechnology - 4.81%
4,200	Amgen, Inc. (a)	195,048
	Capital Markets - 8.68%
2,900	Morgan Stanley	154,019
4,300	UBS AG (b)	197,800
		351,819
	Communications Equipment - 3.86%
21,350	Alcatel-Lucent - ADR	156,282
	Computers & Peripherals - 4.26%
7,050	Dell, Inc. (a)	172,795
	Consumer Finance - 3.50%
3,000	Capital One Financial Corp.	141,780
	Diversified Telecommunication Services - 4.34%
13,400	Sprint Nextel Corp.	175,942
	Electronic Equipment & Instruments - 3.23%
3,525	Tyco Electronics Ltd.	130,883
	Energy Equipment & Services - 4.82%
1,650	Dresser-Rand Group, Inc. (a)	64,433
2,300	Halliburton Co.	87,193
1,600	Nabors Industries Ltd. (a)	43,824
		195,450
	Health Care Providers & Services - 9.34%
7,550	Omnicare, Inc.	172,216
3,550	UnitedHealth Group, Inc.	206,610
		378,826
	Insurance - 11.44%
3,650	American International Group, Inc.	212,795
10,300	Conseco, Inc. (a)	129,368
4,600	Marsh & McLennan Companies, Inc.	121,762
		463,925
	Machinery - 4.03%
2,250	Caterpillar, Inc.	163,260
	Media - 6.70%
8,400	Comcast Corp., Class A (a)	153,384
2,700	McGraw-Hill Companies, Inc.	118,287
		271,671
	Oil & Gas - 1.66%
1,500	Arch Coal, Inc.	67,395
	Oil, Gas & Consumable Fuels - 4.03%
1,850	ConocoPhillips	163,355
	Pharmaceuticals - 9.05%
2,600	Johnson & Johnson	173,420
4,250	Sanofi-Aventis - ADR	193,502
		366,922
	Software - 8.04%
4,900	Microsoft Corp.	174,440
6,700	Oracle Corp. (a)	151,286
		325,726

The accompanying notes are an integral part of these financial statements.

High Pointe Select Value Fund
Schedule of Investments
December 31, 2007 (Unaudited), Continued

Shares	COMMON STOCKS - 105.60%	Value
	Specialty Retail - 5.21%
4,950	Home Depot, Inc.	$133,353
5,350	Rent-A-Center, Inc. (a)	77,682
		211,035

	TOTAL COMMON STOCKS (Cost $4,502,382)	4,280,567

Shares	SHORT-TERM INVESTMENTS - 0.10%	Value

4,174	Fidelity Institutional Money Market Portfolio	4,174
	TOTAL SHORT-TERM INVESTMENTS(Cost $4,174)	4,174

	TOTAL INVESTMENTS IN SECURITIES (Cost $4,506,556) - 105.70%	4,284,741
	Liabilities in Excess of Other Assets - (5.70)%	(230,913)
	NET ASSETS - 100.0%	$4,053,828

ADR - American Depositary Receipt.
(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.

The accompanying notes are an integral part of these financial statements.

High Pointe Small Cap Equity Fund
Schedule of Investments
December 31, 2007 (Unaudited)

Shares	COMMON STOCKS - 110.69%	Value
	Aerospace & Defense - 5.52%
1,050	AAR Corp. (a)	$39,931
700	Esterline Technologies Corp. (a)	36,225
		76,156
	Air Freight & Logistics - 2.55%
1,800	UTI Worldwide, Inc. (b)	35,280
	Airlines - 1.63%
900	Alaska Air Group, Inc. (a)	22,509
	Beverages - 1.64%
3,400	Cott Corp. (a)(b)	22,644
	Building Products - 2.31%
1,200	Simpson Manufacturing Co., Inc.	31,908
	Chemicals - 6.94%
850	Cytec Industries, Inc.	52,343
2,250	Hercules, Inc.	43,538
		95,881
	Communications Equipment - 7.67%
1,450	Avocent Corp. (a)	33,799
850	Belden, Inc.	37,825
1,000	NICE Systems Ltd. - ADR (a)	34,320
		105,944
	Computers & Peripherals - 6.74%
1,550	Avid Technology, Inc. (a)	43,927
6,700	Brocade Communications Systems, Inc. (a)	49,178
		93,105
	Containers & Packaging - 3.81%
2,050	Crown Holdings, Inc. (a)	52,583
	Electromedical & Electrotherapeutic Apparatus - 2.52%
2,600	Syneron Medical Ltd. (a)(b)	34,762
	Electronic Equipment & Instruments - 6.42%
21,800	Sanmina-SCI Corp. (a)	39,676
1,300	Tech Data Corp. (a)	49,036
		88,712
	Energy Equipment & Services - 5.73%
400	Atwood Oceanics, Inc. (a)	40,096
1,000	Dresser-Rand Group, Inc. (a)	39,050
		79,146
	Food Products - 3.12%
4,550	Del Monte Foods Co.	43,043
	Health Care Equipment & Supplies - 4.56%
1,200	Conceptus, Inc. (a)	23,088
1,050	Cooper Companies, Inc.	39,900
		62,988
	Hotels, Restaurants & Leisure - 2.93%
1,300	Speedway Motorsports, Inc.	40,404
	Industrial Conglomerates - 1.69%
650	Walter Industries, Inc.	23,355
	Insurance - 5.77%
2,750	Conseco, Inc. (a)	34,540
750	RenaissanceRe Holdings Ltd.	45,180
		79,720

The accompanying notes are an integral part of these financial statements.

High Pointe Small Cap Equity Fund
Schedule of Investments
December 31, 2007 (Unaudited), Continued

Shares	COMMON STOCKS - 110.69%	Value
	IT Services - 4.45%
8,050	BearingPoint, Inc. (a)	$22,781
2,350	Convergys Corp. (a)	38,681
		61,462
	Life Insurance - 2.72%
1,300	IPC Holdings Ltd.	37,531
	Machinery - 4.43%
950	Kennametal, Inc.	35,967
2,524	Mueller Water Products Inc., Class B	25,164
		61,131
	Marine - 1.82%
1,550	American Commercial Lines, Inc. (a)	25,172
	Media - 3.16%
1,250	Scholastic Corp. (a)	43,613
	Oil, Gas & Consumable Fuels - 2.71%
1,150	Alpha Natural Resources, Inc. (a)	37,352
	Semiconductor & Semiconductor Equipment - 1.41%
500	Cymer, Inc. (a)	19,465
	Software - 5.80%
1,400	Fair Isaac Corp.	45,010
1,900	Take-Two Interactive Software, Inc. (a)	35,055
		80,065
	Specialized Consumer Services - 3.22%
1,400	Jackson Hewitt Tax Service, Inc.	44,450
	Specialty Retail - 7.06%
5,650	Charming Shoppes, Inc. (a)	30,566
2,300	Foot Locker, Inc.	31,418
2,450	Rent-A-Center, Inc. (a)	35,574
		97,558
	Textiles, Apparel & Luxury Goods - 2.36%
1,800	Timberland Co. (a)	32,544

	TOTAL COMMON STOCKS (Cost $1,607,034)	1,528,483

	TOTAL INVESTMENTS IN SECURITIES (Cost $1,607,034) - 110.69%	1,528,483
	Liabilities in Excess of Other Assets - (10.69)%	(147,590)
	NET ASSETS - 100.00%	$1,380,893

ADR - American Depositary Receipt.
(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.

The accompanying notes are an integral part of these financial statements.

High Pointe Funds
STATEMENTS OF ASSETS AND LIABILITIES at December 31, 2007 (Unaudited)

	High Pointe	High Pointe
	Select	Small Cap
	Value Fund	Equity Fund
ASSETS:
Investments in securities, at value (identified cost $4,506,556 and
$1,607,034, respectively	$4,284,741	$1,528,483
Receivables for:
Investments sold	2,755,241	2,995,446
Dividends and interest	881	1,364
Due from Advisor (Note 3)	4,615	7,355
Prepaid expenses	9,175	5,340
Total assets	7,054,653	4,537,988

LIABILITIES:
Payables:
Fund shares redeemed	826,119	438,315
Due to Custodian	953,009	1,571,025
Bank borrowings (Note 5)	1,184,185	1,126,430
Audit fees	8,946	8,946
Fund accounting fees	6,959	4,532
Transfer agent fees and expenses	5,215	3,036
Administration fees	2,548	2,548
Interest expense	7,512	1,011
Chief Compliance Officer fees	2,879	75
Custody fees	2,298	68
Accrued expenses	1,155	1,109
Total liablities	3,000,825	3,157,095

NET ASSETS	$4,053,828	$1,380,893

CALCULATION OF NET ASSET VALUE PER SHARE
Net assets applicable to shares outstanding	$4,053,828	$1,380,893
Shares issued and outstanding [unlimited number of shares (par value
$0.01) authorized]	637,968	172,399
Net asset value, offering and redemption price per share	$6.35	$8.01

COMPOSITION OF NET ASSETS:
Paid-in capital	$7,676,917	$2,634,537
Undistributed net investment loss	(16,945)	(28,980)
Accumulated net realized loss on investments	(3,384,329)	(1,146,113)
Net unrealized depreciation on investments	(221,815)	(78,551)
Net assets	$4,053,828	$1,380,893

The accompanying notes are an integral part of these financial statements.

High Pointe Funds
STATEMENTS OF OPERATIONS For the Six Months Ended December 31, 2007 (Unaudited)

	High Pointe	High Pointe
INVESTMENT INCOME	Select Value	Small Cap
Income	Fund	Equity Fund
Dividends (net of withholding taxes of $8,250 and $0, respectively	$174,549	$16,891
Interest	9,937	2,676
Total income	184,486	19,567

Expenses
Advisory fees (Note 3)	172,846	26,417
Interest expense (Note 5)	28,585	1,125
Adminstration fees (Note 3)	22,261	15,123
Fund accounting fees (Note 3)	18,250	14,843
Transfer agent fees and expenses (Note 3)	13,714	11,422
Audit fees	8,945	8,946
Custody fees (Note 3)	5,964	3,242
Legal fees	5,528	3,064
Chief Compliance Officer fees (Note 3)	5,484	410
Trustee fees	4,133	3,452
Insurance expense	3,364	2,228
Registration fees	2,905	2,818
Reports to shareholders	2,601	255
Miscellaneous	1,940	1,031
Total expenses	296,520	94,376
Less: advisory fee waiver and reimbursement (Note 3)	(95,089)	(62,872)
Net expenses	201,431	31,504
Net Investment loss	(16,945)	(11,937)

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investments	(3,226,473)	(1,135,389)
Net change in unrealized depreciation on investments	(4,423,385)	(266,713)
Net realized and unrealized loss on investments	(7,649,858)	(1,402,102)
Net Decrease in Net Assets Resulting from Operations	$(7,666,803)	$(1,414,039)

The accompanying notes are an integral part of these financial statements.

High Pointe Select Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended
	December 31, 2007	Year Ended
	(Unaudited)	June 30, 2007

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income (loss)	$(16,945)	$139,387
Net realized gain (loss) on investments	(3,226,473)	2,498,182
Net change in unrealized appreciation (depreciation) on investments	(4,423,385)	4,481,367
Net increase (decrease) in net assets resulting from operations	(7,666,803)	7,118,936

DISTRIBUTIONS TO SHAREHOLDERS

From net investment income	(89,257)	(160,363)
From net realized gain on investments	(2,360,655)	(958,486)
Total distributions to shareholders	(2,449,912)	(1,118,849)

CAPITAL SHARE TRANSACTIONS
Decrease in net assets from net change in outstanding shares (a)	(31,950,041)	(2,158,170)

Total increase (decrease) in net assets	(42,066,756)	3,841,917

NET ASSETS
Beginning of period	46,120,584	42,278,667
End of period	$4,053,828	$46,120,584

Accumulated net investment income (loss)	$(16,945)	$89,257

(a) A summary of share transactions is as follows:

	Six Months Ended December 31, 2007 (Unaudited)		Year Ended June 30, 2007
	Shares	Pain-in Capital	Shares	Pain-in Capital
Shares sold	129,601	$1,347,671	711,586	$7,922,612
Shares issued on reinvestments of distributions	380,065	2,409,614	90,463	1,033,993
Shares redeemed*	(3,787,761)	(35,707,326)	(972,751)	(11,114,775)
Net decrease	(3,278,095)	$(31,950,041)	(170,702)	$(2,158,170)

* Net of redemption fees of		$64		$156

The accompanying notes are an integral part of these financial statements.

High Pointe Small Cap Equity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended
	December 31, 2007	Year Ended
	(Unaudited)	June 30, 2007

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income (loss)	$(11,937)	$7,712
Net realized gain (loss) on investments	(1,135,389)	436,930
Net change in unrealized appreciation (depreciation) on investments	(266,713)	278,404
Net increase (decrease) in net assets resulting from operations	(1,414,039)	723,046

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(24,755)	-
From net realized gain on investments	(347,710)	(486,780)
Total distributions to shareholders	(372,465)	(486,780)

CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets from net change in outstanding shares (a)	(1,619,165)	306,880

Total increase (decrease) in net assets	(3,405,669)	543,146

NET ASSETS
Beginning of period	4,786,562	4,243,416
End of period	$1,380,893	$4,786,562

Accumulated net investment income (loss)	$(28,980)	$7,712

(a) A summary of share transactions is as follows:

	Six Months Ended December 31, 2007 (Unaudited)		Year Ended June 30, 2007
	Shares	Pain-in Capital	Shares	Pain-in Capital
Shares sold	138,650	$1,575,000	18,437	$195,155
Shares issued on reinvestments of distributions	46,792	372,465	45,270	471,260
Shares redeemed*	(437,820)	(3,566,630)	(33,158)	(359,535)
Net increase (decrease)	(252,378)	$(1,619,165)	30,549	$306,880

* Net of redemption fees of		$—		$1

The accompanying notes are an integral part of these financial statements.

HIGH POINTE SELECT VALUE FUND
F I N A N C I A L H I G H L I G H T S
For a share outstanding throughout each period

	Six Months Ended						December 28, 2004*
	December 31, 2007		Year Ended		Year Ended		through
	(Unaudited)		June 30, 2007		June 30, 2006		June 30, 2005

Net asset value, beginning of period	$11.78		$10.35		$10.21		$10.00

Income from investment operations:
Net investment income	0.00	#^	0.03	^	0.05	^	0.02	^
Net realized and unrealized gain (loss) on investments	(2.26)		1.66		0.23		0.19
Total from investment operations	(2.26)		1.69		0.28		0.21

Less distributions:
From net investment income	(0.12)		(0.04)		(0.01)		—
From net realized gain on investments	(3.05)		(0.22)		(0.13)		—
Total distributions	(3.17)		(0.26)		(0.14)		—

Redemption fees retained	0.00	#^	0.00	#^	—		0.00	#^

Net asset value, end of period	$6.35		$11.78		$10.35		$10.21

Total return	(19.16)%	‡	16.37%		2.75%		2.10%	‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$4,054		$46,121		$42,279		$8,748
Ratio of expenses to average net assets, including interest expense:
Before expense reimbursement	1.72%	†	1.42%		1.63%		3.51%	†
After expense reimbursement	1.17%	†	1.01%		1.00%		1.00%	†
Ratio of expenses to average net assets, excluding interest expense:
Before expense reimbursement	1.55%	†	1.41%		1.63%		3.51%	†
After expense reimbursement	1.00%	†	1.00%		1.00%		1.00%	†
Ratio of interest expense to average net assets	0.17%	†	0.01%		—		—
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.65)%	†	(0.12)%		(0.13)%		(2.03)%	†
After expense reimbursement	(0.10)%	†	0.29%		0.50%		0.48%	†
Portfolio turnover rate	51.44%	‡	41.27%		58.93%		28.19%	‡

* Commencement of operations.
† Annualized.
‡ Not annualized.
# Amount is less than $0.01.
^ Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

HIGH POINTE SMALL CAP EQUITY FUND
F I N A N C I A L H I G H L I G H T S
For a share outstanding throughout each period

	Six Months Ended						December 28, 2004*
	December 31, 2007		Year Ended		Year Ended		through
	(Unaudited)		June 30, 2007		June 30, 2006		June 30, 2005

Net asset value, beginning of period	$11.27		$10.76		$10.30		$10.00

Income from investment operations:
Net investment income (loss)	(0.02)	^	0.02	^	(0.04)	^	(0.02)	^
Net realized and unrealized gain on investments	(2.52)		1.78		1.09		0.29
Total from investment operations	(2.54)		1.80		1.05		0.27

Less distributions:
From net investment income	(0.05)		—		—		—
From net realized gain on investments	(0.67)		(1.29)		(0.59)		—
Total distributions	(0.72)		(1.29)		(0.59)		—

Redemption fees retained	—		0.00	#^	0.00	#^	0.03	^

Net asset value, end of period	$8.01		$11.27		$10.76		$10.3

Total return	(22.52)%	‡	17.71%		10.31%		3.00%	‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$1,381		$4,787		$4,243		$2,773
Ratio of expenses to average net assets, including interest expense:
Before expense reimbursement	3.58%	†	3.73%		4.14%		9.83%	†
After expense reimbursement	1.19%	†	1.15%		1.15%		1.15%	†
Ratio of expenses to average net assets, excluding interest expense:
Before expense reimbursement	3.54%	†	3.73%		4.14%		9.83%	†
After expense reimbursement	1.15%	†	1.15%		1.15%		1.15%	†
Ratio of interest expense to average net assets	0.04%		—		—		—
Ratio of net investment loss to average net assets:
Before expense reimbursement	(2.84)%	†	(2.40)%		(3.35)%		(9.05)%	†
After expense reimbursement	(0.45)%	†	(0.18)%		(0.36)%		(0.37)%	†
Portfolio turnover rate	73.57%	‡	58.66%		118.67%		65.41%	‡

* Commencement of operations.
† Annualized.
‡ Not annualized.
# Amount is less than $0.01.
^ Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

High Pointe Funds
STATEMENTS OF CASH FLOWS
For the Period Ended December 31, 2007 (Unaudited)
	High Pointe	High Pointe
Increase (decrease) in cash--	Select Value Fund	Small Cap Equity Fund

Cash flows from operating activites:
Net decrease in net assets from operations	$(7,666,803)	$(1,414,039)
Adjustments to reconcile net increase (decrease) in
net assets from operations to net cash provided (used) in operating activities:

Proceeds for dispositions of investment securities	50,418,148	5,266,745
Purchases of investments	(16,680,023)	(3,416,718)
Decrease in audit fees	(8,354)	(8,354)
Increase in interest expense	7,512	1,011
Increase in fund accounting fees	1,606	1,091
Increase in transfer agent fees and expenses	757	798
Increase (decrease) in chief compliance officer fees	1,965	(21)
Increase (decrease) in administration fees	(2,189)	82
Increase (decrease) in custody fees	699	(585)
Increase in accrued expenses	866	1,053
Decrease in advisory fee	(20,963)	-
Decrease in legal fees	(1,391)	(857)
Decrease in payable for securities purchased	-	(850,764)
Decrease in shareholder reporting	(2,700)	(364)
Purchases/Sale of short term investments, net	(4,127)	45,248
Increase in receivables for due from advisor	(4,615)	(2,154)
Increase in receivables for securities sold	(1,081,092)	(2,178,187)
(Increase) decrease in receivables for prepaid expenses	(1,710)	637
Decrease in receivables for dividend and interest	44,588	8,637
Unrealized depreciation on securities	4,423,385	266,713
Net realized loss on investments	3,226,780	1,135,389
Net cash provided by operating activities	32,652,339	(1,144,639)

Cash flows from financing activities:
Increase (decrease) in bank borrowings	(59,815)	1,126,430
Proceeds from shares sold	1,347,671	1,575,000
Payment on shares redeemed	(35,707,326)	(3,566,630)
Distributions paid in cash	(40,298)	-
Net change in receivables / payables related to capital share transactions	822,024	438,330
Net cash used in financing activities	(33,637,744)	(426,870)
		-
Net decrease in cash	(985,405)	(1,571,509)

Cash:
Beginning balance	32,396	484
Ending balance	$(953,009)	$(1,571,025)

Supplemental information:
Cash paid for interest on borrowings	$21,083	$114

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS at December 31, 2007 (Unaudited)

NOTE 1 - ORGANIZATION

High Pointe Funds are a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 as diversified, open-end management investment companies.  The accompanying financial statements include the High Pointe Select Value Fund (“Select Value Fund”) and the High Pointe Small Cap Equity Fund (“Small Cap Equity Fund”) (each a “Fund” and collectively the “Funds”).

The investment objective of the Select Value Fund is to seek long-term capital appreciation by investing mainly in medium and large-capitalization companies whose stocks are considered by High Pointe Capital Management, LLC (the “Advisor”) to be undervalued.

The investment objective of the Small Cap Equity Fund is to seek long-term capital appreciation by normally investing in 30 – 50 small cap equity securities diversified across a minimum of 10 industries.

Both Funds began operations on December 28, 2004.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation: The Funds’ investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent trade price.  Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Short-term investments are valued at amortized cost, which approximates market value. Investments in other mutual funds are valued at their net asset value.

B.
Federal Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no Federal income tax provision is required.

C.
Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.   The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

F.
Redemption Fees: The Select Value Fund charges a 1.00% redemption fee to shareholders who redeem shares held for less than 90 days, while the Small Cap Equity Fund charges a 2.00% redemption fee to shareholders who redeem shares held for less than 90 days. Such fees are retained by the Funds and accounted for as an addition to paid-in capital.

G.
New Accounting Pronouncements:  On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Effective December 31, 2007, the Funds adopted FIN 48.  The adoption of FIN 48 had no impact on either Fund’s net assets or results of operations.

In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended December 31, 2007, the Advisor provided the Funds with investment management services under an Investment Advisory Agreement.  The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds.  As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of each Fund.  For the six months ended December 31, 2007 the Select Value Fund and the Small Cap Equity Fund incurred $172,846 and $26,417, respectively in advisory fees.

The Funds are responsible for its own operating expenses.  The Advisor has agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 1.00% of average daily net assets of the Select Value Fund and 1.15% of average daily net assets of the Small Cap Equity Fund.  Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses.  The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the six months ended December 31, 2007, the Advisor reduced its fees and absorbed Fund expenses in the amount of $95,089 for the Select Value Fund and $62,872 for the Small Cap Equity Fund.

Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

	2008	2009	2010	2011	Total
Select Value Fund	$75,247	$180,296	$197,250	$95,089	$547,882
Small Cap Equity Fund	$73,985	$119,705	$114,242	$62,872	$370,804

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  For the six months ended December 31, 2007, the Select Value Fund and the Small Cap Equity Fund incurred $22,261 and $15,123, respectively, in administration fees.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Funds.  For the six months ended December 31, 2007, the Select Value Fund incurred $18,250 in fund accounting fees and $9,545 in transfer agent fees.  For the six months ended December 31, 2007, the Small Cap Equity Fund incurred $14,843 in fund accounting fees and $9,910 in transfer agent fees.  U.S. Bank, N.A., an affiliate of USBFS, serves as the Funds’ custodian. For the six months ended December 31, 2007 the Select Value Fund and Small Cap Equity Fund incurred $5,964 and $3,242, respectively, in custody fees.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Trust are employees of the Administrator.

For the six months ended December 31, 2007, the Select Value Fund and the Small Cap Equity Fund were allocated $5,484 and $410, respectively, of the Chief Compliance Officer fee.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the six months ended December 31, 2007, the cost of purchases, excluding short-term securities, for the Select Value Fund and Small Cap Equity Fund were $16,680,023 and $3,416,718, respectively. The proceeds from sales of securities, excluding short-term securities, for the Select Value Fund and Small Cap Equity Fund were $50,418,148 and $5,266,745, respectively.

NOTE 5 – LINE OF CREDIT

The Select Value Fund and Small Cap Equity Fund have lines of credit in the amount of $10,000,000 and $1,275,000, respectively.  These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Funds’ custodian, U.S. Bank, N.A.  For the six months ended December 31, 2007, the Select Value Fund had an outstanding average daily balance and a weighted average interest rate of $813,212 and 7.47%, respectively. For the six months ended December 31, 2007, the Small Cap Equity Fund had an outstanding average daily balance and a weighted average interest rate of $30,156 and 7.30%, respectively. During the six months ended December 31, 2007, the maximum amount outstanding for the Select Value Fund and Small Cap Equity Fund was $7,010,000 and $1,126,430, respectively.

NOTE 6 – INCOME TAXES

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of wash sale losses and passive foreign investment companies.

The distributions paid by the Funds during the six months ended December 31, 2007, and the fiscal year ended June 30, 2007 were characterized as follows:

	Select Value Fund		Small Cap Equity Fund
	12/31/07	6/30/07	12/31/07	6/30/07

Ordinary income	$666,111	$894,619	$227,509	$398,777
Net LT Capital Gain	$1,783,801	$224,230	$144,956	$88,003
Total Distributions	$2,449,912	$1,118,849	$372,465	$486,780

The Funds designated as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce earnings and profits of the Funds related to net capital gains to zero for the tax year ended June 30, 2007.

As of June 30, 2007, the Funds’ most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Select Value Fund	Small Cap Equity Fund

Cost of investments for tax purposes	$41,625,180	$4,665,462
Gross tax unrealized appreciation	4,898,450	411,859
Gross tax unrealized depreciation	(854,726)	(251,461)
Net tax unrealized appreciation	$4,034,724	$160,398

Undistributed ordinary income	$666,108	$227,509
Undistributed long-term capital gain	$1,783,794	$144,953
Total distributable earnings	$2,449,902	$372,462

Total accumulated earnings	$6,493,626	$532,860

NOTE 7 – HIGH POINTE FUNDS CLOSING

On October 28, 2007, High Pointe Capital Management, LLC,  the investment advisor to the Select Value Fund and the Small Cap Equity Fund (the “Funds”),  and the Board of Trustees of the Trust have determined to close the Funds on January 31, 2008 because the Funds’ small asset size does not permit efficient operation.

NOTICE TO SHAREHOLDERS at December 31, 2007 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (800) 984-1099 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the Period Ended June 30, 2007

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30, 2007 is available without charge, upon request, by calling (800) 984-1099.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The High Pointe Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Information included in the Funds’ Form N-Q is also available by calling (800) 984-1099.

Disclosure for Approval of Advisory Agreement

At a meeting held on December 12, 2007, the Board, all of whom are independent and not interested persons of any advisor, the Distributor or any major service provider to the Funds, considered and approved the continuance of the Advisory Agreement for the High Pointe Select Value Fund and High Pointe Small Cap Equity Fund until January 31, 2008, or such time as each Fund’s assets were to be liquidated to shareholders in accordance with information provided at the meeting.  Prior to the meeting, the Independent Trustees had requested detailed information from the Advisor and the Administrator regarding the Funds.  This information, together with the information provided to the Independent Trustees since each Fund’s inception, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of certain factors considered by the Board and the conclusions thereto that formed the basis for the Board approving the short continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISOR UNDER THE ADVISORY AGREEMENT. The Board considered the Advisor’s specific responsibilities in all aspects of the day-to-day investment management of the Funds.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of the key personnel at the Advisor involved in the day-to-day activities of the Funds, including administration, marketing and compliance.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, and the Advisor’s business continuity plan.  The Board also considered the relationship between the Advisor and the Board, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior two years the Board had met with the Advisor in person to discuss various marketing and compliance topics.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its obligations under the Advisory Agreement for the period of time through the date of the Funds’ liquidation and that the nature, overall quality, cost and extent of such investment advisory services were satisfactory.

2.
EACH FUND’S HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISOR.  In assessing the quality of the portfolio management services delivered by the Advisor, the Trustees reviewed the short-term and long-term performance of the Funds on both an absolute basis and in comparison to its peer group, as compiled by Lipper, Inc. (an independent ranking and analytical organization that had independently selected funds that Lipper believed were appropriate for comparison purposes), and the Funds’ benchmark indices.

High Pointe Select Value Fund.  The Board noted the Fund’s year-to-date, one-year and since inception performance returns as of October 31, 2007.  In particular, the Board noted that the Fund’s performance for the above periods was below the median of its peer group and also trailed its benchmark index, the Russell 1000® Value Index.  The Board also noted that the Fund’s performance for each of these periods was ranked in the fourth quartile among its peer group.  The Trustees noted that the Advisor’s performance since inception included periods when the Fund had very few assets and was in a start-up phase. The Board considered these comparisons helpful in its assessment as to whether the Adviser was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s investment objectives, strategies, limitations and restrictions.  The Trustees also noted that during the course of the prior two years they had met with the Advisor in person to discuss various performance topics and had been satisfied with the Advisor’s reports.  Taking into consideration the Advisor’s telephonic presentation at this meeting and the Advisor’s desire to step away from the fund management business, the Board approved the liquidation of the Fund at the end of January 2008, but concluded that the Advisor’s performance overall was sufficiently satisfactory under current market conditions to facilitate continued management of the Fund until the date of the Fund’s liquidation.

High Pointe Small Cap Equity Fund.  The Board noted the Fund’s year-to-date, one-year and since inception performance returns for the periods ended October 31, 2007.  In particular, the Board noted that the Fund’s performance for the above periods was below the median of its peer group and also trailed its benchmark index, the Russell 2000® Index.  The Board also noted that the Fund’s performance for each of these periods was ranked in the fourth quartile among its peer group. The Trustees noted that the Advisor’s performance since inception included periods when the Fund had very few assets and was in a start-up phase.  The Board considered these comparisons helpful in its assessment as to whether the Adviser was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s investment objectives, strategies, limitations and restrictions.  The Trustees also noted that during the course of the prior two years they had met with the Advisor in person to discuss various performance topics and had been satisfied with the Advisor’s reports. Taking into consideration the Advisor’s telephonic presentation at this meeting and the Advisor’s desire to step away from the fund management business, the Board approved the liquidation of the Fund at the end of January 2008, but concluded that the Advisor’s performance overall was sufficiently satisfactory under current market conditions to facilitate continued management of the Fund until the date of the Fund’s liquidation.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISOR AND THE STRUCTURE OF THE ADVISOR’S FEES UNDER THE ADVISORY AGREEMENT.  In considering the advisory fee and total fees and expenses of the Funds, the Board reviewed and compared each Fund’s fees and expenses to those funds in their respective peer group, as well as the fees and expenses for similar types of accounts managed by the Advisor.  The Board viewed such information as a whole as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds.

High Pointe Select Value Fund.  The Board noted that the Fund’s gross contractual investment advisory fee was higher than the peer group average while the net investment advisory fee was lower than the peer group average.  The Board also considered the Fund’s total expense ratio, noting that the Advisor had agreed to cap its annual expense ratio at 1.00%.  The Trustees noted that the Fund’s total expense ratio was below the peer group average, after considering expense waivers.  The Board further noted that the Fund had consistently and clearly disclosed to shareholders the expense ratio that shareholders should expect to experience and the Advisor had honored its agreement to cap expenses. The Board also noted that, in order to keep the Fund operating within the current expense limitation, the Advisor had reimbursed the Fund for a portion of its advisory fees. The Board reviewed the contractual rate of the advisory fee and concluded that the advisory fee was not excessive.  The Board considered the fees charged by the Advisor to its other investment management clients, recognizing that, due to different account characteristics, the Advisor’s expense structure for some accounts would be different from that of the Fund.  After taking into account this information and considering all waivers, the Board concluded that the advisory fee was fair and reasonable.

High Pointe Small Cap Equity Fund.  The Board noted that the Fund’s gross contractual investment advisory fee was higher than the peer group average while the net investment advisory fee was lower than the peer group average.  The Board also considered the Fund’s total expense ratio, noting that the Advisor had agreed to cap its annual expense ratio at 1.15%.  The Trustees noted that the Fund’s total expense ratio was below its peer group average, after considering expense waivers.  The Board further noted that the Fund had consistently and clearly disclosed to shareholders the expense ratio that shareholders should expect to experience and the Advisor had honored its agreement to cap expenses. The Board also noted that, in order to keep the Fund operating within the current expense limitation, the Advisor had waived its entire advisory fee and reimbursed the Fund for a portion of its operating expenses. The Board reviewed the contractual rate of the advisory fee and concluded that the advisory fee was not excessive.  The Board considered the fees charged by the Advisor to its other investment management clients, recognizing that, due to different account characteristics, the Advisor’s expense structure for some accounts would be different from that of the Fund.  After taking into account this information and considering all waivers and reimbursements, the Board concluded that the advisory fee was fair and reasonable.

4.
ECONOMIES OF SCALE. The Board also considered whether the Funds were experiencing economies of scale and concluded that there were no effective economies of scale at current asset levels. Taking into consideration the determination made at this meeting to liquidate the Funds, the Board determined that there was no need to consider the issue of economies of scale at this time.

5.
THE PROFITS TO BE REALIZED BY THE ADVISOR AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS.    The Board reviewed the Advisor’s financial information and took into account both the direct and indirect benefits to the Advisor from advising the Funds.  The Board noted that the Advisor had subsidized and was continuing to subsidize a portion of each Fund’s operating expenses and had waived its entire advisory fee for the High Pointe Small Cap Equity Fund.  After its review, the Board determined that there was currently limited profitability to the Advisor from the Advisory Agreement and therefore profitability could not be considered excessive.  More importantly, the Board considered the financial soundness of the Advisor from the perspective of evaluating the Advisor’s ability to continue to subsidize the Funds until such time as the Funds were to be liquidated.  The Board concluded that the Advisor has adequate resources to adequately support the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement until January 31, 2008 or such time as the Funds assets were to be liquidated to shareholders; rather, the Trustees based their determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangement with the Advisor, including advisory fees, was fair and reasonable to the Funds.  The Board (including a majority of the Independent Trustees) therefore determined that the continuance of the Advisory Agreement until January 31, 2008 or such time as the Funds’ assets were to be liquidated to shareholders was in the best interests of the Funds and their shareholders.

Advisor
High Pointe Capital Management, LLC
One North LaSalle, Suite 2001
Chicago, IL 60089

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(800) 984-1099

Custodian
U.S. Bank, N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker, LLP
55 Second Street, 24thFloor
San Francisco, CA 94105

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus. For a current prospectus please call (800) 984-1099. Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.  The nominating committee recently approved a nominating committee charter, however, the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees did not change.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Advisors Series Trust

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date   3/5/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date   3/5/08

By (Signature and Title)*   /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date   3/5/08

* Print the name and title of each signing officer under his or her signature.